COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
COMMITMENTS AND CONTINGENCIES.
Maximum term of non-cancellable leases	10 years
Rental expense under operating leases	$ 41,668,122	$ 32,846,710	$ 26,212,907
Future minimum payments under non-cancellable operating leases
February 2015	41,966,395
February 2016	31,232,068
February 2017	22,272,376
February 2018	16,910,392
February 2019 and after	33,518,142
Total	$ 145,899,373